Financial Instruments, Risk Management and Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of carrying amounts of financial assets and financial liabilities
The following table shows the carrying amounts of financial assets and financial liabilities.

	December 31, 2022	December 31, 2021

Financial assets measured at amortized cost
Cash and cash equivalents (note 23)	90,469	108,037
Accounts receivable (note 20)	6,693	6,015
Loans to customers (note 22)	5,141	43
Short-term bank deposits (note 23)	—	17,954
Other financial assets (note 21)	6,098	2,344
Financial assets measured at fair value through profit and loss (on a recurring basis)
Accounts receivable (note 20)	458	596

Total financial assets	108,859	134,989

Financial liabilities measured at amortized cost
Trade and other payables (note 26)	91,504	88,691
Lease liabilities (note 17)	74,495	42,467
Convertible bonds (note 25)	53,597	49,403
Borrowings (note 25)	40,518	12,713
Customer deposits and other financial liabilities (note 29)	6,138	—
Financial liabilities measured at fair value through profit and loss (on a recurring basis)
Derivative feature in the credit facility (note 25)	3,000	—
Conversion options (note 25)	—	594

Total financial liabilities	269,252	193,868

Summary of fair value of assets and liabilities, including those measured at fair value on a recurring basis	The fair value of assets and liabilities as of December 31, 2022, including those measured at fair value on a recurring basis, are presented in the following tables:

	Fair value	December 31, 2022	December 31, 2022
		Carrying value	Fair market value

Financial assets measured at fair value through profit and loss on a recurring basis
Accounts receivable	Level 3	458	458

Financial liabilities measured at amortized cost
Convertible bonds (note 25)	Level 2	53,597	36,281
Financial liabilities measured at fair value through profit and loss (on a recurring basis)
Derivative feature in the credit facility (note 25)	Level 2	3,000	3,000

Total financial liabilities		56,597	39,281

Summary of carrying amounts of the groups foreign currency denominated monetary assets and monetary liabilities
The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	USD denominated
	2022	2021

Assets	31,578	69,192
Liabilities	(54,233)	(50,595)

Net position	(22,655)	18,597

Summary of Foreign currency sensitivity	The Group’s exposure to foreign currency changes for all other currencies is not material.

	Change in foreign exchange rates	Effect on profit or loss before tax (loss)/gain

Year ended December 31, 2022
USD	+30%/-30%	(6,796) / 6,796

Year ended December 31, 2021
USD	+50%/-50%	9,299 / (9,299)

Summary of demonstrates the sensitivity of loss before tax
The following table demonstrates the sensitivity of loss before tax to a reasonably possible changes in key factors:

Reasonably possible shift in Ozon share price	Reasonably possible shift in interest rate	Reasonably possible shift in volatility of shares	Effect on profit or loss before tax (2022)

Increase by 10%	—	—	(465)
Decrease by 10%	—	—	461
—	Increase by 100 b.p.	—	82
—	Decrease by 100 b.p.	—	(79)
—	—	Increase by 10%	(285)
—	—	Decrease by 10%	381

Summary of detailed information about maximum exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31, 2022	December 31, 2021

Cash and cash equivalents (note 23)	90,469	108,037
Accounts receivable (note 20)	7,151	6,611
Loans to customers (note 22)	5,141	43
Short-term bank deposits (note 23)	—	17,954

	102,761	132,645

Summary of maturity profile of the groups financial liabilities based on contractual undiscounted payments
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	Within 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
2022
Trade and other payables	94,781	122	116	167	95,186
Borrowings	55,582	2,850	57,231	903	116,566
Lease liabilities	18,699	34,557	23,926	45,159	122,341
Customer deposits and other financial liabilities	6,144	—	—	—	6,144

Total financial liabilities	175,206	37,529	81,273	46,229	340,237

	Within 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
2021
Trade and other payables	89,322	328	122	222	89,994
Borrowings	12,328	3,217	57,881	1,218	74,644
Lease liabilities	11,794	20,500	12,900	12,507	57,701

Total financial liabilities	113,444	24,045	70,903	13,947	222,339

Summary of reconciliation of liabilities arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Borrowings	Derivative liabilities	Lease liabilities	Total
As of January 1, 2022	62,116	594	42,467	105,177
Financing cash flows	29,891	—	(9,233)	20,658
Leases (non-cash)	—	—	40,342	40,342
Bifurcation of derivative features (non-cash)	(3,109)	3,109	—	—
Change in FV (non-cash)	—	(703)	—	(703)
Loss on convertible bonds (non-cash)	8,567	—	—	8,567
Exchange difference (non-cash)	(5,472)	—	(320)	(5,792)
Accrued but not paid interest	2,122	—	1,239	3,361

As of December 31, 2022	94,115	3,000	74,495	171,610

	Borrowings	Conversion options	Lease liabilities	Total
As of January 1, 2021	9,448	—	15,490	24,938
Financing cash flows	58,348	—	(4,769)	53,579
Leases (non-cash)	—	—	31,423	31,423
Bifurcation of derivative features (non-cash)	(6,958)	6,958	—	—
Change in FV (non-cash)	—	(6,364)	—	(6,364)
Exchange difference (non-cash)	219	—	—	219
Accrued but not paid interest	1,059	—	323	1,382

As of December 31, 2021	62,116	594	42,467	105,177

Summary disclosure in tabular form of actual capital adequacy ratio of group financial institutions based on standalone financial statements

	December 31, 2022	December 31, 2021

Capital adequacy ratios
- Base capital H1.1	90.7%	n/a**
- main capital H1.2	90.7%	n/a**
- own capital H1.0	90.7%	n/a**
** - the Bank was established in March 2022.